EARNING PER SHARE (Details)	3 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) category $ / shares shares
Numerator
(Loss) profit for the period (basic EPS) | $	$ (4,591,634)	$ 498,297
(Loss) profit for the period (diluted EPS) | $	$ (4,591,634)	$ 498,297
Denominator
Weighted average number of shares (basic EPS) | shares	62,846,690	60,537,110
Weighted average number of shares (diluted EPS) | shares	62,846,690	61,736,679
Basic (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ (0.0731)	$ 0.0082
Diluted (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ (0.0731)	$ 0.0081
Number of categories of dilutive potential shares | category		2